ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
Amortized period	18 years	18 years
Intangible asset		$ 190,000
Common Stock [Member]
Furniture and equipment			$ 10,000
Intangible asset			$ 190,000
February 2021 [Member]
Assets distributed in cash		$ 200,000
Asset purchase agreement description		it purchased certain distribution-related assets associated with approximately 200 retail locations in Western Montana
February 2021 [Member] | Big Sky American Dist LLC [Member]
Assets distributed in cash	$ 200,000
Asset purchase agreement description	it purchased certain distribution-related assets associated with approximately 200 retail locations in Western Montana
December 2020 [Member]
Furniture and equipment		$ 10,000
Intangible asset		$ 190,000